Equity Investments (Condensed financial information of equity method investments) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Operating data:
Revenues	¥ 103,038	$ 14,841	¥ 67,752	¥ 12,944
Gross profit	63,135	9,093	36,245	2,419
Net loss	(22,888)	(3,297)	(69,290)	(21,813)
PNM's share of net loss, including impairments	(1,776)	$ (256)	(41,861)	¥ (18,538)
Balance sheet data:
Current assets	58,883		58,239		$ 8,481
Non-current assets	17,479		14,470		2,517
Current liabilities	¥ 103,590		¥ 82,756		$ 14,920